DELAWARE GROUP EQUITY FUNDS II
Delaware Value Fund
Class A * Class B * Class C * Class R
(the "Fund")

Supplement to the Fund's Prospectus dated March 28, 2005

The following replaces the information under the heading "DELAWARE FUND SYMBOLS" on the back cover of the Fund's prospectus:

Delaware Value Fund	CUSIP	NASDAQ
Class A	24610C881	DDVAX
Class B	24610C873	DDVBX
Class C	24610C865	DDVCX
Class R	245907860	----

This Supplement is dated August 10, 2005.